RESEARCH AND DEVELOPMENT EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Research And Development Expenses Net [Line Items]
Research and development expenses	$ 1,588	$ 3,528	$ 7,279
Payroll and related expenses
Research And Development Expenses Net [Line Items]
Research and development expenses	222	390	661
Professional services
Research And Development Expenses Net [Line Items]
Research and development expenses	708	605	1,210
Share-based payments
Research And Development Expenses Net [Line Items]
Research and development expenses	156	138	1,151
Clinical and pre-clinical trials
Research And Development Expenses Net [Line Items]
Research and development expenses	114	1,891	3,872
Intellectual property development
Research And Development Expenses Net [Line Items]
Research and development expenses	238	222	180
Other
Research And Development Expenses Net [Line Items]
Research and development expenses	$ 150	$ 282	$ 205